Cover	Sep. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	001-38620
Entity Registrant Name	PERTH MINT PHYSICAL GOLD ETF
Entity Central Index Key	0001708646
Entity Tax Identification Number	61-1848163
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2 Hanson Place
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11217
City Area Code	718
Local Phone Number	315-5013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Perth Mint Physical Gold ETF Shares
Trading Symbol	AAAU
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true